INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2013
Income Taxes Tables
Regional sources of tax losses
	2013	2012	2011
North America	$(127,369)	$(92,893)	$(262,060)
Outside North America	(631,107)	-	-
	$(758,476)	$(92,893)	$(559,314)

Tax losses by year of origin and year of expiry

Tax losses by year of origin and year of expiry are as follows:

Origin	United States	Year of Expiry	Canada	Year of Expiry	Outside North America	Year of Expiry

1998	$212,899	2018
1999	795,878	2019
2000	6,179	2020
2001	292,351	2021
2002	1,017,792	2022
2003	1,189,476	2023
2004	790,108	2024
2005	2,166,634	2025	732,448	2015
2006	1,764,202	2026	682,619	2016
2007	1,530,976	2027			293,528	2014
2008	1,266,180	2028			99,852	2015
2009	208,940	2029	97,040	2019	78,953	2016
2010	477,350	2030	54,697	2020	27,267	2017
2011	77,922	2031	184,138	2021
2012	38,979	2032	90,950	2022
2013	3,502	2033	123,867	2023	631,107	2020
TOTAL	$11,839,368		$1,965,759		$1,130,707

CONSOLIDATED TAX LOSSES					$14,935,834

Deferred tax assets

The tax effect of material temporary differences representing deferred tax assets is estimated as follows:

	2013	2012	2011
Deferred tax assets:
North America	$4,762,769	$4,718,827	$4,674,001
Outside North America	169,606	105,708	105,708
Sub-total	4,932,375	4,824,535	4,779,709
Less Valuation allowance	(4,932,375)	(4,824,535)	(4,779,709)
Net deferred tax assets	-	-	-

Consolidated effective tax (benefit) rate
	2013	2012	2011
Combined Statutory Rates	31.3%	31.3%	31.3%
Non-deductible expenses	(9)	(9)	(9)
Change in valuation allowance	(22.3)	(22.3)	(22.3)
Effective tax rate	0%	0%	0%